Notes to the Statements of Cash Flows	12 Months Ended
Dec. 31, 2025
Notes To The Statements Of Cash Flows [Abstract]
Notes to the Statements of Cash Flows
28.
Notes to the Statements of Cash Flows

The following table shows the changes in liabilities arising from financing activities as at December 31, 2025 and 2024:

	January 1, 2025	Cash flows	Foreign exchange movement	Others	2025
	(in million pesos)
Interest-bearing financial liabilities	281,586	12,467	623	372	295,048
Lease liabilities	54,038	(14,328)	33	24,430	64,173
Derivative financial liabilities	97	(243)	—	223	77
Accrued interests and other related costs	2,426	(13,233)	—	13,261	2,454
Dividends payable	2,005	(20,590)	—	20,672	2,087
	340,152	(35,927)	656	58,958	363,839

	January 1, 2024	Cash flows	Foreign exchange movement	Others	2024
	(in million pesos)
Interest-bearing financial liabilities	254,798	24,722	1,698	368	281,586
Lease liabilities	47,546	(12,079)	100	18,471	54,038
Derivative financial liabilities	1,033	704	—	(1,640)	97
Accrued interests and other related costs	2,157	(10,740)	—	11,009	2,426
Dividends payable	1,912	(20,750)	—	20,843	2,005
	307,446	(18,143)	1,798	49,051	340,152

Others include the effect of accretion of long-term borrowings, effect of recognition and accretion of lease liabilities, unrealized mark-to-market losses of derivative financial instruments, effect of accrued but not yet paid interest on interest-bearing loans and borrowings and dividend declarations.

Non-cash Investing Activities

The following table shows our significant non-cash investing activities and corresponding transaction amounts as at December 31, 2025 and 2024:

	2025	2024
	(in million pesos)
Acquisition of property and equipment on account	21,158	19,219
Additions to ROU assets	20,808	15,607
Capitalization to property and equipment of:
Inventories	2,196	4,128
Foreign exchange differences – net	308	686
Additional interest in investment in associates	594	—
Transfers from(to) property and equipment	851	(417)
	45,915	39,223

Non-cash Financing Activities

The following table shows our significant non-cash financing activities and corresponding transaction amounts as at December 31, 2025 and 2024:

	2025	2024
	(in million pesos)
Additions to lease liabilities	20,800	15,607